Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Prior service costs arising during period, income tax benefit	$ (471)		$ (462)
Amortization of prior service cost included in net periodic benefit cost, income tax expense	48	138	130
Actuarial net (loss) gain arising during the period, income tax (benefit) expense	(13,290)	(17,052)	3,624
Amortization of actuarial net loss included in net periodic benefit cost, income tax expense	2,331	1,322	1,487
Settlement gain, income tax expense	145
Amortization of transition obligation included in net periodic benefit cost, income tax expense	14	13	5
Unrealized loss on derivative instruments, income tax benefit	(210)	(1,022)	(1,561)
Reclassification adjustments for losses on derivative instruments included in net income, income tax expense	569	649	614
Foreign currency translation adjustments, income tax (benefit) expense	(1,007)	(558)	87
Unrealized gain on marketable securities, income tax expense	419	226
Reclassification adjustments for gain on marketable securities included in net income, income tax benefit	$ (645)